Label	Element	Value
Boston Trust Asset Management Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Boston Trust Asset Management Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boston Trust Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Asset Management Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended December 31, 2022, the Fund's portfolio turnover rate was 35.52% of the average value of its portfolio excluding the impact of in-kind transactions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.52%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund's assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden

Inc.'s (the "Adviser") assessment of the economic and market outlook and the relative attractiveness of stocks, bonds, and money market instruments. "Assets" means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) factors may affect a company's revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG factors in investment decision-making is referred to as "ESG integration." The Adviser considers "financial materiality" as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., increased disclosure of salient ESG risks and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers. Unlike other funds managed by the Adviser, the Fund is not subject to ESG screening criteria.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance. The Fund's past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-282-8782, extension 7050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bostontrustwalden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Total Returns (Years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
1Q2019	1Q2020
10.75%	(15.19)%
		For the period January 1, 2023 through March 31, 2023, the aggregate (non-annualized) total return for the Fund was 4.48%.
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.19%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(as of December 31, 2022)
Boston Trust Asset Management Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Boston Trust Asset Management Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Boston Trust Asset Management Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.
Boston Trust Asset Management Fund | Equity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund's shares, can fluctuate — at times dramatically.
Boston Trust Asset Management Fund | Small and Mid Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.
Boston Trust Asset Management Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase. Interest rates are on the rise and may continue to rise further. Consequently, the risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.
Boston Trust Asset Management Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio.
Boston Trust Asset Management Fund | LIBOR Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LIBOR Risk: Instruments in which the Fund invests may pay interest based on the London Interbank Offered Rate ("LIBOR"). The UK Financial Conduct Authority (the "FCA") and LIBOR's administrator, ICE Benchmark Administration (the "IBA"), have ceased publishing most LIBOR settings and announced that a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Not all LIBOR-based instruments have an alternative to LIBOR and there is significant uncertainty regarding the effectiveness of alternative methodologies and the potential for market instability. The impact of the transition from LIBOR on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally are unknown.
Boston Trust Asset Management Fund | Government Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Government Risk: The U.S. government's guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.
Boston Trust Asset Management Fund | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards. The departure of a country from the European Union or other economic or trading bloc could have significant political and financial consequences for global markets.
Boston Trust Asset Management Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.
Boston Trust Asset Management Fund | ESG Integration/Active Ownership Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Integration/Active Ownership Risk: The Adviser's integration of ESG factors and/or active ownership activities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego investment opportunities that may otherwise be advantageous in the short term. The Adviser votes proxies in a manner it believes is consistent with the Fund's ESG criteria. Such votes may not always be consistent with maximizing short-term performance of the issuer.
Boston Trust Asset Management Fund | Issuer Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty, or other market participant.
Boston Trust Asset Management Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1995
Boston Trust Asset Management Fund | Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1995
Boston Trust Asset Management Fund | FTSE 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1995
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.71%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Annual Return 2013	rr_AnnualReturn2013	20.44%
Annual Return 2014	rr_AnnualReturn2014	8.88%
Annual Return 2015	rr_AnnualReturn2015	0.29%
Annual Return 2016	rr_AnnualReturn2016	9.59%
Annual Return 2017	rr_AnnualReturn2017	16.23%
Annual Return 2018	rr_AnnualReturn2018	(1.61%)
Annual Return 2019	rr_AnnualReturn2019	25.81%
Annual Return 2020	rr_AnnualReturn2020	7.83%
Annual Return 2021	rr_AnnualReturn2021	21.65%
Annual Return 2022	rr_AnnualReturn2022	(14.65%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1995
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.43%